Cover	Aug. 12, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002119459
Document Period End Date	Aug. 12, 2026
Amendment Description	1
Document Type	S-6
Entity Registrant Name	Guggenheim Defined Portfolios, Series 2616
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of the value of its assets in blue chip multinational securities. A blue chip company is a nationally recognized company with a long-term reputation for quality, reliability and financial strength. The trust aims to provide a portfolio of securities that the sponsor believes are large-cap, high quality multinational companies. A multinational company is a company that owns or controls the production of goods or services in at least one country, including emerging market countries, other than its home country. The sponsor believes that multinational companies may provide investors with a way to gain exposure to potential international growth without investing directly in the local foreign markets. However, there can be no assurance that any security held by the trust will meet the trust objective.